Warrants (Details) - $ / shares		1 Months Ended		3 Months Ended	8 Months Ended
	Nov. 14, 2019	Sep. 30, 2024	Feb. 29, 2024	Sep. 30, 2024	Sep. 30, 2024	Feb. 14, 2024	Dec. 31, 2023	Nov. 19, 2019
Warrants [Line Items]
Public warrants outstanding		91,925	2,500	91,925	91,925
Exercise price (in Dollars per share)		$ 9.8		$ 9.8	$ 9.8
Number of shares		1,150			129,979,000,000
Warrants exercisable	5 years	30 days		30 days	30 days
Warrants expiration term					5 years
Exercise price (in Dollars per share)			$ 139		$ 18
Warrants to purchase			6,127			3,250
Preferred stock, shares issued	2,845,597					40,000
Adjusted stock split (in Dollars per share)			$ 920
Per share price (in Dollars per share)		$ 0.09		$ 0.09	$ 0.09	$ 4.9
Shares of preferred stock		2,500		2,500	2,500		29,770,205
Public Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)		$ 91,925		$ 91,925	$ 91,925
Warrants exercisable		30 days		30 days	30 days
Warrant [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)		$ 1,000		$ 1,000	$ 1,000
Exercise price (in Dollars per share)					0.01
Warrants to purchase	426,839
Per share price (in Dollars per share)		100		100	100
Series A Preferred Stock [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)		800		$ 800	$ 800
Conversion shares				38,000
Minimum [Member]
Warrants [Line Items]
Number of shares				206,079,000,000
Trading days					20 years
Maximum [Member]
Warrants [Line Items]
Trading days					30 days
Series A Preferred Stock [Member]
Warrants [Line Items]
Conversion shares				38
Preferred stock, shares issued						4,155		2,845,597
Per share price (in Dollars per share)		1,000		$ 1,000	$ 1,000
Shares of preferred stock							24,614,402
Series A Preferred Stock [Member] | Warrant [Member]
Warrants [Line Items]
Warrants to purchase	1,849,638
Series A Preferred Stock [Member] | Series A Preferred Stock [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)	$ 1.7571
Warrants to purchase	1,422,799
Conversion shares	100
Preferred stock, shares issued	2,845,597
Series A Preferred Stock [Member] | Predecessor [Member] | Warrant [Member]
Warrants [Line Items]
Conversion shares	2,845,597
Common Stock [Member]
Warrants [Line Items]
Conversion shares					5,845
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)		$ 100		$ 100	$ 100